Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt	DEBT
As of June 30, 2023 and December 31, 2022, our debt was as follows:

(in thousands of $)	June 30, 2023	December 31, 2022
Gimi facility (note 15.1)	(620,000)	(535,000)
Unsecured Bonds	(138,706)	(159,029)
Golar Arctic facility	(18,237)	(21,884)
Subtotal (excluding lessor VIE debt)	(776,943)	(715,913)
CSSC VIE debt - FLNG Hilli facility (1)	(442,007)	(494,366)
Total debt (gross)	(1,218,950)	(1,210,279)
Less: Deferred financing costs (2)	29,672	20,955
Total debt, net of deferred financing costs	(1,189,278)	(1,189,324)

At June 30, 2023, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(7,245)	(314,683)	(321,928)
Long-term debt	(746,329)	(121,021)	(867,350)
Total	(753,574)	(435,704)	(1,189,278)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 12).
(2) In June 2023, we executed an amendment to the terms of our $300 million senior unsecured bonds (“Unsecured Bonds”), effective from May 25, 2023 and paid a one-off fee of $5.2 million to bondholders which has been deferred and amortized over the remaining term of the Unsecured Bonds (see below).
In June 2023, we entered into the fourth side letter for FLNG Hilli’s sale and leaseback facility, incurring total fees of $6.3 million which has been deferred and amortized over the remaining term of the sale and leaseback facility (note 12).
Unsecured Bonds

In March 2023, we repurchased $4.5 million of the Unsecured Bonds at 99.75% of par for a total consideration of $4.6 million, inclusive of accrued interest up to March 22, 2023 of $0.1 million and recognized a loss on extinguishment of $44.4 thousand in “Other financial items, net” in the unaudited consolidated statement operations. In April 2023, we repurchased a further $15.9 million of the Unsecured Bonds at 100.4% of par for a total consideration of $16.5 million, inclusive of accrued interest up to April 4, 2023 of $0.5 million and recognized a loss on extinguishment of $0.3 million in “Other financial items, net” in the unaudited consolidated statement operations. These repurchases did not result in an amendment to the terms of the remaining outstanding Unsecured Bonds.
Following the approval by bondholders, in June 2023, we executed an amendment to the terms of the Unsecured Bonds with effect from May 25, 2023, specifically the definition of permitted distributions, removal of restriction to pay distributions and the introduction of a $100.0 million free liquid assets incurrence test and in exchange for a one-time consent fee of 3.75% of the nominal amount of the outstanding Unsecured Bonds or $5.2 million that we paid to bondholders, which is treated as an additional debt discount and amortized as an adjustment of interest expense over the remaining term of the modified debt.